Operating Segments - Summary of Bank's Financial Results by Geographic Region (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Canada [member]
Disclosure of geographical areas [line items]
Net income from investments in associated corporations	$ (12)	$ (68)
United States [member]
Disclosure of geographical areas [line items]
Net income from investments in associated corporations	362
Mexico [member]
Disclosure of geographical areas [line items]
Net income from investments in associated corporations	9	11
Peru [member]
Disclosure of geographical areas [line items]
Net income from investments in associated corporations	4	4
Chile [member]
Disclosure of geographical areas [line items]
Net income from investments in associated corporations	7	6
Caribbean And Central America [Member]
Disclosure of geographical areas [line items]
Net income from investments in associated corporations	132	109
Other International [member]
Disclosure of geographical areas [line items]
Net income from investments in associated corporations	$ 106	$ 136